Details of treasury and other financial risks - Estimated impact of 10% increase of value of the EUR on the fair value of hedges (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	€ (154)
Switzerland, Francs
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(5)	€ (5)
United Kingdom, Pounds
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(14)	(7)
Japan, Yen
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(19)	(15)
Poland, Zlotych
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(9)	(6)
RUB [member]
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	(3)	(2)
United States of America, Dollars
Details of treasury and other financial risks - Text Details (Detail) [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	€ (85)	€ (75)